Computer Software, net - Estimated Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Licensed computer software
Finite-Lived Intangible Assets [Line Items]
2017	$ 42,937
2018	34,142
2019	21,071
2020	17,010
2021	9,293
Software development costs
Finite-Lived Intangible Assets [Line Items]
2017	23,777
2018	18,225
2019	13,414
2020	9,646
2021	6,787
Acquisition technology intangibles
Finite-Lived Intangible Assets [Line Items]
2017	28,268
2018	25,793
2019	25,793
2020	20,134
2021	$ 3,600